Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
Segment Information

In 2015, FIS finalized a reorganization and began reporting its financial performance based on three segments: Integrated Financial Solutions (“IFS”), Global Financial Solutions (“GFS”) and Corporate and Other. We recast all previous periods to conform to the new segment presentation. Following our November 30, 2015 acquisition of SunGard, the SunGard business was included within the GFS segment as its economic characteristics, international business model, and various other factors largely aligned with those of our GFS segment. As we further integrated the acquired SunGard businesses through March 31, 2016, we reclassified certain SunGard businesses (corporate liquidity and wealth and retirement) that are oriented more to the retail banking and payments activities of IFS into that segment. Certain other businesses from both SunGard (public sector and education businesses, which was divested on February 1, 2017), and legacy FIS (global commercial services and retail check processing) were reclassified to the Corporate and Other segment, as were SunGard administrative expenses.

Integrated Financial Solutions ("IFS")

The IFS segment is focused primarily on serving North American clients for transaction and account processing, payment solutions, channel solutions, lending and wealth and retirement solutions, corporate liquidity, digital channels, risk and compliance solutions, and services, capitalizing on the continuing trend to outsource these solutions. Clients in this segment include regional and community banks, credit unions and commercial lenders, as well as government institutions, merchants and other commercial organizations. IFS’ primary software applications function as the underlying infrastructure of a financial institution's processing environment. These applications include core bank processing software, which banks use to maintain the primary records of their customer accounts, and complementary applications and services that interact directly with the core processing applications. This market is primarily served through integrated solutions and characterized by multi-year processing contracts that generate highly recurring revenues. The predictable nature of cash flows generated from this segment provides opportunities for further investments in innovation, integration, information and security, and compliance in a cost-effective manner. The business solutions in this segment included the risk and compliance consulting business through its divestiture on July 31, 2017 (Note 17).

Global Financial Solutions ("GFS")

The GFS segment is focused on serving the largest global financial institutions and/or international financial institutions with a broad array of capital markets and asset management and insurance solutions, as well as banking and payments solutions.

GFS clients include the largest global financial institutions, including those headquartered in the United States, as well as all international financial institutions we serve as clients in more than 130 countries. These institutions face unique business and regulatory challenges and account for the majority of financial institution information technology spend globally. The purchasing patterns of GFS clients vary from those of IFS clients who typically purchase solutions on an outsourced basis. GFS clients purchase our solutions and services in various ways including licensing and managing technology “in-house”, fully outsourced end-to-end solutions, and using consulting and third-party service providers. We have long-established relationships with many of these financial institutions that generate significant recurring revenue. GFS clients also include asset managers, buy- and sell-side securities and trading firms, insurers and private equity firms. This segment also includes the Company's consolidated Brazilian Venture (see Note 19 of the Notes to Consolidated Financial Statements). The business solutions in this segment included the Capco consulting business through its divestiture on July 31, 2017 (Note 17).

Corporate and Other

The Corporate and Other segment consists of corporate overhead expense, certain leveraged functions and miscellaneous expenses that are not included in the operating segments, as well as certain non-strategic businesses. The business solutions in this segment included the PS&E business through its divestiture on February 1, 2017 (Note 17), commercial services and retail check processing. The overhead and leveraged costs relate to marketing, corporate finance and accounting, human resources, legal, and amortization of acquisition-related intangibles and other costs that are not considered when management evaluates revenue generating segment performance, such as acquisition, integration and severance costs. The Corporate and Other segment also includes the impact on revenue for 2017, 2016 and 2015 of adjusting SunGard's deferred revenue to fair value.

During 2017 and 2016 the Company recorded certain costs relating to integration and severance activity primarily from the SunGard acquisition of $178 million and $281 million, respectively. During 2015 the Company recorded transaction and other costs, including integration activity, related to SunGard and other recent acquisitions and other severance costs of $171 million and severance costs in connection with the reorganization and streamlining of operations in our GFS segment of $45 million.

Adjusted EBITDA

This measure is reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. For this reason, Adjusted EBITDA, as it relates to our segments, is presented in conformity with Accounting Standards Codification Topic 280, "Segment Reporting". Adjusted EBITDA is defined as EBITDA (defined as net income (loss) before net interest expense, income tax provision (benefit) and depreciation and amortization, including amortization of purchased intangibles), plus certain non-operating items. The non-operating items affecting the segment profit measure generally include acquisition accounting adjustments, acquisition, integration and severance costs, and restructuring expenses. For consolidated reporting purposes, these costs and adjustments are recorded in the Corporate and Other segment for the periods discussed below. Adjusted EBITDA for the respective segments excludes the foregoing costs and adjustments.

Summarized financial information for the Company’s segments is shown in the following tables reclassified to conform to the current segment presentation.
As of and for the year ended December 31, 2017 (in millions):

	IFS	GFS	Corporate and Other	Total
Revenues	$4,260	$4,050	$358	$8,668
Operating expenses	2,692	2,990	1,554	7,236
Depreciation and amortization from continuing operations	306	263	67	636
Purchase accounting amortization	—	—	731	731
EBITDA	1,874	1,323	(398)	2,799
Acquisition deferred revenue adjustment	—	—	7	7
Acquisition, integration and severance costs	—	—	178	178
Adjusted EBITDA	$1,874	$1,323	$(213)	$2,984

EBITDA				$2,799
Interest expense, net				337
Depreciation and amortization from continuing operations				636
Purchase accounting amortization				731
Other income (expense) unallocated				(122)
Provision (benefit) for income taxes				(321)
Net earnings (loss) from discontinued operations				—
Net earnings attributable to noncontrolling interest				33
Net earnings attributable to FIS common stockholders				$1,261
Capital expenditures (1)	$374	$301	$22	$697
Total assets	$10,663	$8,437	$5,424	$24,524
Goodwill	$7,662	$5,898	$170	$13,730
(1) Capital expenditures include $84 million of capital leases and other financing obligations.

As of and for the year ended December 31, 2016 (in millions):

	IFS	GFS	Corporate and Other	Total
Revenues	$4,178	$4,183	$470	$8,831
Operating expenses	2,649	3,219	1,734	7,602
Depreciation and amortization from continuing operations	262	241	65	568
Purchase accounting amortization	1	6	578	585
EBITDA	1,792	1,211	(621)	2,382
Acquisition deferred revenue adjustment	—	—	192	192
Acquisition, integration and severance costs	—	—	281	281
Adjusted EBITDA	$1,792	$1,211	$(148)	$2,855

EBITDA				$2,382
Interest expense, net				383
Depreciation and amortization from continuing operations				568
Purchase accounting amortization				585
Other income (expense) unallocated				(9)
Provision for income taxes				291
Net earnings (loss) from discontinued operations				1
Net earnings attributable to noncontrolling interest				22
Net earnings attributable to FIS common stockholders				$525
Capital expenditures (1)	$294	$317	$48	$659
Total assets	$10,231	$9,106	$6,683	$26,020
Goodwill	$7,676	$6,332	$170	$14,178
(1) Capital expenditures include $43 million of capital leases.

As of and for the year ended December 31, 2015 (in millions):

	IFS	GFS	Corporate and Other	Total
Revenues	$3,485	$2,349	$426	$6,260
Operating expenses	2,148	1,955	1,070	5,173
Depreciation and amortization from continuing operations	216	144	58	418
Purchase accounting amortization	1	3	234	238
EBITDA	1,554	541	(352)	1,743
Acquisition deferred revenue adjustment	—	—	48	48
Acquisition, integration and severance costs	—	—	171	171
Global restructure	$—	$—	$45	45
Adjusted EBITDA	$1,554	$541	$(88)	2,007

EBITDA				$1,743
Interest expense, net				183
Depreciation and amortization from continuing operations				418
Purchase accounting amortization				238
Other income (expense) unallocated				121
Provision for income taxes				375
Net earnings (loss) from discontinued operations				(7)
Net earnings attributable to noncontrolling interest				19
Net earnings attributable to FIS common stockholders				$624
Capital expenditures (1)	$235	$168	$21	$424
Total assets	$10,007	$9,579	$6,598	$26,184
Goodwill	$7,676	$6,605	$464	$14,745

(1) Capital expenditures include $9 million of capital leases.

Total assets as of December 31, 2017, 2016 and 2015 exclude $2 million, $6 million and $1 million, respectively, related to discontinued operations.

Revenue generated from contracts executed outside of our North American operations represented approximately 27%, 29% and 24% of total revenue in 2017, 2016 and 2015, respectively. Clients in Brazil, the United Kingdom, Germany, India, France, Switzerland and Australia accounted for the majority of the revenues from clients based outside of North America for all periods presented. FIS conducts business in over 130 countries, with no individual country outside of North America accounting for more than 10% of total revenue for the years ended December 31, 2017, 2016 and 2015.

Long-term assets, excluding goodwill and other intangible assets, located outside of the United States totaled $559 million and $510 million as of December 31, 2017 and 2016, respectively. These assets are predominantly located in Brazil, India, Germany and the United Kingdom.